Shareholder Fees - SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO	Apr. 29, 2024 USD ($)
SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO | Select Retailing Portfolio
Shareholder Fees:
(fees paid directly from your investment)	none